S-K 1602(a)(3) Forepart, Sponsor Compensation	Mar. 09, 2026 USD ($) $ / shares shares
Private Placement Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	447,500
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 4,475,000
Underwriters [Member] | Private Placement Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	475,625
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 4,756,250
Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	5,050,676
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.0001
Founder Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.005
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000